Securities (Tables)	12 Months Ended
Dec. 31, 2022
Securities
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2022:
U.S. government agencies	$45,000	$—	$(968)	$44,032
Subordinated notes	31,160	—	(3,066)	28,094
State and municipal obligations	152,447	459	(7,408)	145,498
Total debt securities	$228,607	$459	$(11,442)	$217,624
Available-for-sale Securities:
December 31, 2021:
U.S. government agencies	$—	$—	$—	$—
Subordinated notes	28,837	76	(148)	28,765
State and municipal obligations	106,533	11,015	—	117,548
Total debt securities	$135,370	$11,091	$(148)	$146,313

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

The amortized cost and fair value of available-for-sale securities at December 31, 2022, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
One to five years	$45,651	$44,484
Five to ten years	33,440	30,414
Over ten years	149,516	142,726
Totals	$228,607	$217,624

Schedule of investments' gross unrealized losses and fair value, aggregated by investment category and length of time

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$44,032	$(968)	$—	$—	$44,032	$(968)
Subordinated notes	11,185	(1,565)	10,300	(1,501)	21,485	(3,066)
State and municipal obligations	100,599	(7,408)	—	—	100,599	(7,408)
Total temporarily impaired securities	$155,816	$(9,941)	$10,300	$(1,501)	$166,116	$(11,442)

December 31, 2021
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

(In thousands)
US government agencies	$—	$—	$—	$—	$—	$—
Subordinated notes	14,204	(148)	—	—	14,204	(148)
State and municipal obligations	—	—	—	—	—	—
Total temporarily impaired securities	$14,204	$(148)	$—	$—	$14,204	$(148)